Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 29, 2014
Pre-Tax Effects of the Peso Option Contracts

The pre-tax effects of the Mexican peso option contracts on the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) consisted of the following (thousands of dollars):

	Other Income, net
	June 29, 2014	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Realized gain	$—	$27	$18
Realized (loss)	$—	$(39)	$(438)
Unrealized gain (loss)	$—	$395	$(640)

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of June 29, 2014 and June 30, 2013 (thousands of dollars):

	June 29, 2014				June 30, 2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$346	$—	$—	$346	$115	$—	$—	$115
Mid Cap	226	—	—	226	114	—	—	114
Large Cap	448	—	—	448	115	—	—	115
International	446	—	—	446	—	—	—	—
Fixed Income Funds	754	—	—	754	—	—	—	—
Cash and Cash Equivalents	—	28	—	28	1,193	—	—	1,193
Total assets at fair value	$2,220	$28	$—	$2,248	$1,537	$—	$—	$1,537

Changes in the Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net Write- Offs	Balance, End of Year
Year ended June 29, 2014	$500	$—	$—	$500
Year ended June 30, 2013	$500	$—	$—	$500
Year ended July 1, 2012	$400	$116	$16	$500

Inventories

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consisted of the following (thousands of dollars):

	June 29, 2014	June 30, 2013
Finished products	$9,034	$6,966
Work in process	7,386	6,164
Purchased materials	16,232	12,682
	32,652	25,812
Excess and obsolete reserve	(2,150)	(1,500)
Inventories, net	$30,502	$24,312

Activity Related to the Excess and Obsolete Inventory Reserve

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended June 29, 2014	$1,500	$1,122	$472	$2,150
Year ended June 30, 2013	$1,300	$511	$311	$1,500
Year ended July 1, 2012	$1,200	$385	$285	$1,300

Schedule Of Activity Related To Repair And Maintenance Supply Parts Reserve

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended June 29, 2014	$500	$102	$17	$585
Year ended June 30, 2013	$500	$195	$195	$500
Year ended July 1, 2012	$695	$200	$395	$500

Intangible Assets Carrying Value and Accumulated Amortization

The carrying value and accumulated amortization were as follows (thousands of dollars):

	June 29, 2014	June 30, 2013
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(552)	(453)
	$338	$437

Property, Plant and Equipment, Useful Lives of Assets

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	15 to 35 years
Machinery and equipment	3 to 10 years

Property, Plant and Equipment

Property, plant and equipment consisted of the following (thousands of dollars):

	June 29, 2014	June 30, 2013
Land and improvements	$3,269	$3,417
Buildings and improvements	21,423	19,371
Machinery and equipment	148,025	140,649
	172,717	163,437
Less: accumulated depreciation	(116,936)	(112,022)
	$55,781	$51,415

Schedule of Depreciation Expenses	Depreciation expense was as follows for the periods indicated (thousands of dollars):
Depreciation Expense
2014	$8,168
2013	$7,391
2012	$6,710

Inventory Purchase from Major Suppliers

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted:

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2014	38%	7
2013	38%	7
2012	41%	14

Detail of Items Impacting other Income, Net

The impact of these items for the periods presented was as follows (thousands of dollars):

	Years Ended
	June 29, 2014	June 30, 2013	July 1, 2012
Foreign currency transaction (loss) gain	$(36)	$(395)	$1,369
Rabbi Trust gain	211	164	24
Unrealized gain (loss) on Mexican peso option contracts	—	395	(640)
Realized (loss) gain on Mexican peso option contracts	—	(12)	(420)
Other	97	177	249
	$272	$329	$582

Changes In Balance Sheet Amounts Under Self Insured Plans

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended June 29, 2014	$420	$4,600	$4,600	$420
Year ended June 30, 2013	$320	$3,948	$3,848	$420
Year ended July 1, 2012	$320	$4,148	$4,148	$320

Changes in Warranty Reserve

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged (Credited) to Expense	Payments	Balance, End of Year
Year ended June 29, 2014	$2,500	$1,153	$191	$3,462
Year ended June 30, 2013	$4,958	$(404)	$2,054	$2,500
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss was comprised of the following (thousands of dollars):

	June 29, 2014	June 30, 2013	July 1, 2012
Unrecognized pension and postretirement benefit liabilities, net of tax	$16,787	$18,944	$31,762
Foreign currency translation	3,411	3,268	3,995
	$20,198	$22,212	$35,757

Changes in Other Comprehensive Loss

The following table summarizes the changes in accumulated other comprehensive loss (“AOCL”) for the year ended June 29, 2014 (in thousands):

	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance June 30, 2013	$3,268	$18,944	$22,212
Other comprehensive loss (income) before reclassifications	140	(665)	(525)
Income Tax	—	246	246
Net other comprehensive loss (income) before reclassifications	140	(419)	(279)
Reclassifications:
Prior service credits (A)	—	752	752
Actuarial gains (A)	—	(3,512)	(3,512)
Total reclassifications before tax	—	(2,760)	(2,760)
Income Tax	—	1,022	1,022
Net reclassifications	—	(1,738)	(1,738)
Other comprehensive loss (income)	140	(2,157)	(2,017)
Other comprehensive income attributable to non- Controlling interest	3	—	3
Balance June 29, 2014	$3,411	$16,787	$20,198

Schedule of Unrecognized Compensation Cost

Unrecognized compensation cost as of June 29, 2014 related to stock options and restricted stock granted under the plan was as follows (thousands of dollars):

	Compensation Cost	Weighted Average Period Over Which Cost is to be Recognized (in years)
Stock options granted	$613	1.0
Restricted Stock granted	$707	1.0

Cash Received from Stock Option Exercises and Related Income Tax Benefit

Cash received from stock option exercises and the related income tax benefit were as follows (thousands of dollars):

Fiscal Year	Cash Received from Stock Option Exercises	Income Tax Benefit
2014	$2,683	$729
2013	$770	$421
2012	$33	$9

Intrinsic Value of Stock Options Exercised and Fair Value Of Stock Options Vested

The intrinsic value of stock options exercised and the fair value of stock options vested were as follows (in thousands of dollars):

	Years Ended
	June 29, 2014	June 30, 2013	July 1, 2012
Intrinsic value of options exercised	$2,134	$1,110	$26
Fair value of options vested	$444	$266	$268

Grant Date Fair Values and Assumptions

The grant date fair values and assumptions used to determine compensation expense were as follows:

	2014	2013	2012
Options Granted During
Weighted average grant date fair value:
Options issued at grant date market value	n/a	n/a	n/a
Options issued above grant date market value	$17.58	$10.48	$10.29
Assumptions:
Risk free interest rates	2.06%	0.95%	1.23%
Expected volatility	58.75%	57.58%	59.88%
Expected dividend yield	1.11%	1.69%	1.74%
Expected term (in years)	6.0	6.0	6.0

Range of Options Outstanding

The range of options outstanding as of June 29, 2014 was as follows:

	Number of Options Outstanding/ Exercisable	Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$18.49	59,600/59,600	$15.32/$15.32	5.2
$22.47-$38.71	125,642/17,099	$29.20/$22.47	7.2
		$24.73/$16.91

MEXICO
Property, Plant and Equipment

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	June 29, 2014	June 30, 2013
Gross book value	$77,445	$70,809
Net book value	$29,804	$25,777